Derivatives - Non-qualifying Strategies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Gain (loss) on derivatives	$ (58)	$ (299)	$ (728)	$ 717
Embedded derivatives
Derivative [Line Items]
Gain (loss) on derivatives	15	80	198	1,014
Embedded derivatives | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives				1,014
Funds withheld embedded derivative | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	15	22	247	809
Fixed Indexed Annuities | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	0	0	(54)	200
GMWB reinsurance contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	0	(24)	0	0
GMWB and other products | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives	0	82	5	5
Freestanding Derivatives
Derivative [Line Items]
Gain (loss) on derivatives	(73)	(379)	(926)	(297)
Freestanding Derivatives | Not Designated as Hedging Instrument
Derivative [Line Items]
Gain (loss) on derivatives			(926)	(297)
Variable annuities macro hedge program
Derivative [Line Items]
Gain (loss) on derivatives	(100)	(301)	(897)	(1)
Foreign currency swaps and forwards
Derivative [Line Items]
Gain (loss) on derivatives	5	(2)	(1)	7
Interest rate swaps, swaptions, and futures
Derivative [Line Items]
Gain (loss) on derivatives	21	(76)	(40)	(306)
Credit derivatives
Derivative [Line Items]
Gain (loss) on derivatives	$ 1	$ 0	$ 12	$ 3